BUSINESS ACQUISITION (Tables)	12 Months Ended
Feb. 28, 2015
Muchong.com
Schedule of purchase price allocation

        The purchase price was allocated as of December 26, 2014, the date of acquisition as follows:

	US$	Amortization period
Intangible assets
Trade name	$1,095,000	10 years
User base	193,000	5 years
Goodwill	3,712,000

Total	$5,000,000

Business acquisitions in fiscal year 2015
Schedule of unaudited pro forma results of operations

	For the year ended February 28,
	2014	2015
	(Unaudited)	(Unaudited)
Pro forma net revenues	$314,304,931	$434,205,910
Pro forma net income	$60,681,648	$66,917,495
Pro forma net income per share—basic	$0.39	$0.42
Pro forma net income per share—diluted	$0.38	$0.41

Kaoyan.com
Schedule of purchase price allocation

The purchase price was allocated as of February 18, 2014, the date of acquisition as follows:

	US$	Amortization period
Intangible assets
Trade name	$771,952	10 years
Customer relationship	426,839	3-5 years
Non-compete agreement	32,834	2 years
Goodwill	6,947,717

Total	$8,179,342

Business acquisition in fiscal year 2014
Schedule of unaudited pro forma results of operations

	For the year ended February 28,
	2013	2014
	(Unaudited)	(Unaudited)
Pro forma net revenues	$226,674,709	$314,408,118
Pro forma net income	$33,195,337	$60,460,428
Pro forma net income per share—basic	$0.21	$0.39
Pro forma net income per share—diluted	$0.21	$0.38